EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

32.    EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

	2017	2018	2019
Profit attributable to ordinary equity holders of the parent (RMB)	1,413,221	707,460	850,999
Other equity instruments’ distribution reserved (RMB)	(110,000)	(129,282)	(219,249)
	1,303,221	578,178	631,750
Weighted average number of ordinary shares in issue	14,903,798,236	14,903,798,236	14,903,798,236
Effect of equity exchange arrangement	—	1,938,915,502	—
Issuance of share capital* (Note 16)	—	—	2,118,874,715
	14,903,798,236	16,842,713,738	17,022,672,951

Basic and diluted earnings per share (RMB)	0.087	0.034	0.037

*   The Group had no potentially dilutive ordinary shares in issue during the years ended December 31, 2019, 2018 and 2017.